Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	UnitedHealth Group Incorporated
Entity Central Index Key	0000731766
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
EBP-001
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Entity File Number	1-10864
Entity Tax Identification Number	41-1321939
EBP, Plan Number	001